DEPOSITS AND OTHER ASSETS, NET - Allowance of credit losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
DEPOSITS AND OTHER ASSETS, NET.
Balance at the beginning of the year	$ (109,311)	$ (112,343)
Recovery and write off of allowance for expected credit losses	19,800
Foreign currency translation adjustments	(2,075)	2,553
Balance at the end of the year	$ (91,586)	$ (109,790)